Significant Accounting Policies - Property and equipment, net and impairment of long-lived assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment of long-lived assets
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Electronic equipment and computers | Minimum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Electronic equipment and computers | Maximum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	5 years
Office furniture and equipment
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years